Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Stock-based compensation (Details) - 2022 Omnibus Plan - Options to purchase common stock - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	$ 2.44	$ 1.01
Expected term	6 years	6 years
Expected volatility	69.00%	63.00%
Risk-free interest rate	3.70%	3.25%
Exercise price	$ 3.78	$ 1.68